Financial Instruments - Level 3 (Details) - Fair Value, Inputs, Level 3 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance, beginning of period	$ 117,620	$ 46,496
Additions	94,592	93,095
Settlements	(70,213)	(34,587)
(Gains) losses included in earnings	(5,136)	12,616
Balance, end of period	$ 136,863	$ 117,620